Note 9 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	December 31, 2018		December 31, 2017		December 31, 2016
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of year	3,025,826	$2.61	2,453,586	$0.44	2,462,914	$0.44
Issued during the year	1,869,400	$14.16	671,253	$10.22	-	-
Exercised during the year	(51,484)	$3.80	(99,013)	$0.32	-	-
Forfeited during the year	(449,968)	$10.13	-	-	(9,328)	$0.69
Balance at end of period	4,393,774	$6.74	3,025,826	$2.61	2,453,586	$0.44

Disclosure of range of exercise prices of outstanding share options [text block]
	Outstanding stock options			Exercisable stock options
Range of exercise prices	Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29 - $0.69	2,182,548	5.3	$0.34	1,965,049	$0.34
$4.81	35,704	6.9	$4.81	25,125	$4.81
$8.61 - $9.58	35,000	6.6	$8.75	-	-
$9.70 - $10.04	502,457	8.3	$9.97	263,723	$9.97
$11.86 - $12.28	258,980	6.5	$11.90	3,331	$12.28
$13.40 - $14.38	866,720	6.3	13.76	12,655	$13.61
$15.95 - $16.50	405,365	6.3	$15.97	8,913	$16.39
$17.00 - $18.98	107,000	6.3	$17.77	-	-
	4,393,774	6.0	$6.74	2,278,796	$1.66

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2018	2017	2016
Grant (number of stock options)	1,869,400	671,253	-
Weighted average fair value of stock options	$8.38	$6.80	-
Weighted average exercise price	$14.16	$10.22	-
Weighted average assumptions:
Share price	$14.16	$10.22	-
Risk-free interest rate	2.68%	1.96%	-
Expected dividend yield	-	-	-
Volatility factor	74.86%	77.13%	-
Expected life (in years)	4.40	5.85	-